SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Cash and cash equivalents	$ 2,271,000	$ 1,043,000	$ 5,119,000	$ 67,531,000
Allowance for Doubtful Accounts Receivable	2,429,000	2,382,000
Impairment of Long-Lived Assets Held-for-use		(5,911,000)	(103,775,000)
Impairment of Long-Lived Assets to be Disposed of	0	0	150,161,000
Vessels Undiscounted Projected Net Operating Cash Flows Excess Carrying Value	55.00%	60.00%
Depletion	17,000
Goodwill, Impairment Loss	0		81,590,000
Equity Method Investment, Other than Temporary Impairment	1,077
Goodwill	28,007,000	0			86,036,000
Other Comprehensive Income (Loss), Net of Tax, Total	34,000	0	0
Share-based Compensation, Total	25,193,000	2,412,000	1,582,000
Consultation Fees	19,233
Warrants Expense	5,472
Other Expenses, Total	26,774
Derivative Assets (Liabilities), at Fair Value, Net, Total	20,222
Severance Costs	12,664
Maximum [Member]
Statutory Accounting Practices [Line Items]
Property, Plant and Equipment, Useful Life	17 years
Minimum [Member]
Statutory Accounting Practices [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Markela Vessel [Member]
Statutory Accounting Practices [Line Items]
Impairment of Long-Lived Assets Held-for-use		1,143,000
One Vessel [Member]
Statutory Accounting Practices [Line Items]
Impairment of Long-Lived Assets Held-for-use			2,360,000
Fifteen Vessels [Member]
Statutory Accounting Practices [Line Items]
Impairment of Long-Lived Assets to be Disposed of			101,415,000
Handysize Hull 4029 Vessels [Member]
Statutory Accounting Practices [Line Items]
Impairment of Long-Lived Assets Held-for-use			43,214,000
Asset Impairment Charges			5,530,000
Technical and Operational Management Vessels [Member]
Statutory Accounting Practices [Line Items]
Operating Revenues	591	474	0
Two Vessel [Member]
Statutory Accounting Practices [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 2,360,000
Vessels [Member]
Statutory Accounting Practices [Line Items]
Property, Plant and Equipment, Useful Life	25 years